Financial risk management: Additional information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Apr. 14, 2023	Oct. 31, 2021	Sep. 30, 2021
Revenue From Regulated Services
Points to add interest rate	1.25%	1.25%
Closing foreign exchange rate	19.47	20.47	18.02
Foreign exchange gain (loss)	$ 357,800	$ 119,800
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 128,000
Percentage of increase decrease in foreign exchange rate	5.00%	5.00%
Number of times cash held to pay debt and short-term loans	7.05%
BBVA Bancomer, S.A. New
Revenue From Regulated Services
Points to add interest rate					1.50%
BBVA Bancomer, S.A. New | Minimum
Revenue From Regulated Services
Points to add interest rate				1.40%
BBVA Bancomer, S.A. New | Maximum
Revenue From Regulated Services
Points to add interest rate				1.90%
Cancun Airport Services, S. A. de C. V.
Revenue From Regulated Services
Percentage of entity's revenue	59.10%	55.50%
Grupo Mexicana
Revenue From Regulated Services
Receivables due from related parties	$ 128,000
Mexico
Revenue From Regulated Services
Points to add interest rate	7.00%	7.00%
Notes received pledged		$ 4,463
Puerto Rico (Aerostar)
Revenue From Regulated Services
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 7,997	36,275
Colombia (Airplan)
Revenue From Regulated Services
Points to add interest rate	4.00%
Additional allowance recognised in profit or loss, allowance account for credit losses of financial assets	$ 17,401	$ 1,575